PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 6 – PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2023	2022
At cost:
Furniture and fixtures	$3,184	$3,176
Equipment	28,155	28,083
Motor vehicles	100,084	27,809
	131,423	59,068
Less: accumulated depreciation	(65,858)	(57,256)
Total	$65,565	$1,812

Depreciation expense under finance lease for the years ended December 31, 2023, 2022 and 2021 was $7,201, $Nil and $Nil, respectively. Depreciation expense on other assets for the years ended December 31, 2023, 2022 and 2021 was $1,228, $2,603 and $3,629, respectively.

As at December 31, 2023 and 2022, there was carrying amount of $64,982 and $Nil of motor vehicle was held by finance lease liability.